Investment in associate	12 Months Ended
Dec. 31, 2022
Investment In Associate
Investment in associate

10	Investment in associate

The Company holds a 30% interest in UEPC, a medical school located in the Federal District that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The following table illustrates the summarized financial information of the Company’s investment in UEPC:

	2022	2021

Current assets	32,651	33,976
Non-current assets	122,378	109,805
Current liabilities	(22,840)	(35,049)
Non-current liabilities	(96,442)	(91,086)
Equity	35,747	17,646
Company’s share in equity – 30%	10,724	5,294
Goodwill	43,183	43,183
Carrying amount of the investment	53,907	48,477

	2022	2021	2020

Net revenue	138,584	127,618	113,965
Cost of services	(57,421)	(57,935)	(55,926)
General and administrative expenses	(34,991)	(24,025)	(27,341)
Finance results	(4,103)	(4,585)	(4,882)
Income before income taxesz	42,069	41,073	25,816
Income taxes expenses	(1,456)	(1,748)	(252)
Net income for the period	40,613	39,325	25,564
Company’s share of income for the period	12,184	11,797	7,698

	2022	2021	2020

Opening balance	48,477	51,410	45,634
Dividends received	(6,754)	(11,770)	-
Dividends receivable (included in Other assets)	-	(2,960)	(1,922)
Share of income	12,184	11,797	7,698
Closing balance	53,907	48,477	51,410

The Company tests at least annually the recoverability of the carrying amount of goodwill. As of December 31, 2022 and 2022, no impairment had to be recognized for this goodwill.